employee future benefits - Other defined benefit plans (Details) - Other defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
employee future benefits
Other defined benefits	$ 0	$ 0
Financing cost	1	1
Other re-measurements recorded in other comprehensive income	2	$ 0
First year
employee future benefits
Estimated future benefit payments	1
2 years hence
employee future benefits
Estimated future benefit payments	0
3 years hence
employee future benefits
Estimated future benefit payments	0
4 years hence
employee future benefits
Estimated future benefit payments	0
5 years hence
employee future benefits
Estimated future benefit payments	0
5 years hence and 10 years before
employee future benefits
Estimated future benefit payments	$ 6